Financing receivables - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Financing Receivable, Allowance for Credit Losses [Line Items]
Accrued interest receivable	¥ 13,653
Corporate Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Impaired financing receivable with related allowance unpaid principal balance		¥ 16,417
Financing receivable, nonaccrual, no allowance		¥ 14,233